Provisions for expected credit losses/impairment charges	12 Months Ended
Sep. 30, 2020
Provisions for expected credit losses/impairment charges
Provisions for expected credit losses/impairment charges

Note 13. Provisions for expected credit losses/impairment charges

Accounting policy

As 2018, 2017 and 2016 comparatives were not restated upon the Group's adoption of AASB 9 in 2019, the accounting policy applied in 2020 and 2019 differs to that applied prior to 2019. The accounting policy applied prior to 2019 is discussed in Note 39. The accounting policy applied in 2020 and 2019 is as follows.

Note 6 provides details of impairment charges.

Impairment under AASB 9 applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, due from subsidiaries and credit commitments.

The Expected Credit Loss (ECL) determined under AASB 9 is recognised as follows:

•     Loans (including lease receivables), debt securities at amortised cost and due from subsidiaries: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Notes 11 and 12);

•     Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security itself (refer to Notes 11 and 28); and

•     Credit commitments: as a provision (refer to Note 27).

Measurement

The Group calculates the provision for ECL based on a three stage approach. ECL are a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant timeframe. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

• Probability of default (PD): the probability that a counterparty will default;

• Loss given default (LGD): the loss that is expected to arise in the event of a default; and

• Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL – performing

For financial assets where there has been no significant increase in credit risk since origination a provision for 12 months ECL is recognised.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing a provision for lifetime ECL is recognised. The indicators of a significant increase in credit risk are described on the following page.

Stage 3: Lifetime ECL – non-performing

For financial assets that are non-performing a provision for lifetime ECL is recognised. Indicators include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on an individual basis.

Financial assets in Stage 3 are those that are in default.  A default occurs when Westpac considers that the customer is unable to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition is aligned to the Australian Prudential Regulation Authority (APRA) regulatory definition of default.

Collective and individual assessment

Financial assets that are in Stages 1 and 2 are assessed on a collective basis. This means that they are grouped in pools of similar assets with similar credit risk characteristics including the type of product and the customer risk grade. Financial assets in Stage 3 are assessed on an individual basis and calculated collectively for those below a specified threshold.

Expected life

In considering the lifetime timeframe for ECL in Stages 2 and 3, the standard generally requires use of the remaining contractual life adjusted, where appropriate, for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit), the Group’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Movement between stages

Assets may move in both directions through the stages of the impairment model. Assets previously in Stage 2 may move back to Stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, assets in Stage 3 may move back to Stage 1 or Stage 2 if they are no longer assessed to be non-performing.

Critical accounting assumptions and estimates

Key judgements include when a significant increase in credit risk has occurred and estimation of forward -looking macroeconomic information. Other factors which can impact the provision include the borrower’s financial situation, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Significant increase in credit risk

Determining when a financial asset has experienced a significant increase in credit risk since origination is a critical accounting judgement which is primarily based on changes in internal customer risk grades since origination of the facility. A change in an internal customer risk grade is based on both quantitative and qualitative factors. The change in the internal customer risk grade that the Group uses to represent a significant increase in credit risk is based on a sliding scale. This means that a higher credit quality exposure at origination would require a more significant downgrade compared to a lower credit quality exposure before it is considered to have experienced a significant increase in credit risk.

The Group does not rebut the presumption that instruments that are 30 days past due have experienced a significant increase in risk but this is used as a backstop rather than the primary indicator.

The deferral of payments by customers in hardship arrangements is generally treated as an indication of a significant increase in credit risk (SICR) but the deferral of payments under the current COVID-19 support packages for mortgages and business loans has not, in isolation, been treated as an indication of SICR. The Group has classified these deferral packages into different categories of risk which have been assessed for an increased likelihood of a risk of default to determine whether a SICR has occurred.

The Group does not apply the low credit risk exemption which assumes investment grade facilities do not have a significant increase in credit risk.

Forward-looking macroeconomic information

The measurement of ECL for each stage and the assessment of significant increase in credit risk consider information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward-looking information is a critical accounting judgement. The Group considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) employment to population rates, real gross domestic product growth rates and residential and commercial property price indices.

•      Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.

•      Upside scenario

This scenario represents a modest improvement on the base case scenario.

•      Downside scenario

The downside scenario is a more severe scenario with ECL higher than those under the current base case scenario. The more severe loss outcome for the downside is generated under a recession scenario in which the combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate simultaneously impact ECL across all portfolios from the reporting date.

The macroeconomic scenarios are weighted based on the Group’s best estimate of the relative likelihood of each scenario. The weighting applied to each of the three macroeconomic scenarios takes into account historical frequency, current trends, and forward-looking conditions.

The macroeconomic variables and probability weightings of the three macroeconomic scenarios are subject to the approval of the Group Chief Financial Officer and Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Judgements can change with time as new information becomes available which could result in changes to the provision for ECL.

Loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

•	The “transfers between stages” lines represent transfers between Stage 1, Stage 2 and Stage 3 prior to remeasurement of the provision for ECL.

•	The “business activity during the year” line represents new accounts originated during the year net of those that were derecognised due to final repayments during the year.

•

The “net remeasurement of provision for ECL” line represents the impact on the provision for ECL due to changes in credit quality during the year (including transfers between stages), changes due to forward-looking economic scenarios and partial repayments and additional drawdowns on existing facilities over the year.

•	”Write-offs” represent a reduction in the provision for ECL as a result of derecognition of exposures where there is no reasonable expectation of full recovery.

	2020				2019
			Non-				Non-
Consolidated	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Provision for ECL on loans
Housing	185	742	977	1,904	158	352	591	1,101
Personal	180	362	232	774	232	424	248	904
Business	537	1,433	954	2,924	373	720	510	1,603
Total provision for ECL on loans (Note 12)	902	2,537	2,163	5,602	763	1,496	1,349	3,608
Provisions for ECL on credit commitments
Housing	7	5	—	12	5	2	—	7
Personal	36	46	—	82	36	35	—	71
Business	139	287	10	436	80	141	6	227
Total provision for ECL on credit commitments (Note 27)	182	338	10	530	121	178	6	305
Total provisions for ECL on loans and credit commitments	1,084	2,875	2,173	6,132	884	1,674	1,355	3,913
Of which:
Individually assessed provisions	—	—	611	611	—	—	412	412
Collectively assessed provisions	1,084	2,875	1,562	5,521	884	1,674	943	3,501
Total provisions for ECL on loans and credit commitments	1,084	2,875	2,173	6,132	884	1,674	1,355	3,913
Gross loans and credit commitments	812,450	71,841	11,311	895,602	865,383	37,484	6,851	909,718
Coverage ratio (%)	0.13	4.00	19.21	0.68	0.10	4.47	19.78	0.43

	2020				2019
			Non-				Non-
Parent Entity	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Provision for ECL on loans
Housing	145	630	904	1,679	137	334	557	1,028
Personal	162	297	193	652	200	369	213	782
Business	445	1,154	763	2,362	303	554	436	1,293
Total provision for ECL on loans (Note 12)	752	2,081	1,860	4,693	640	1,257	1,206	3,103
Provision for ECL on credit commitments
Housing	4	5	—	9	4	1	—	5
Personal	28	35	—	63	29	32	—	61
Business	129	269	9	407	74	130	5	209
Total provision for ECL on credit commitments (Note 27)	161	309	9	479	107	163	5	275
Total provisions for ECL on loans and credit commitments	913	2,390	1,869	5,172	747	1,420	1,211	3,378
Of which:
Individually assessed provisions	—	—	520	520	—	—	364	364
Collectively assessed provisions	913	2,390	1,349	4,652	747	1,420	847	3,014
Total provisions for ECL on loans and credit commitments	913	2,390	1,869	5,172	747	1,420	1,211	3,378
Gross loans and credit commitments	712,381	61,822	10,293	784,496	764,311	32,966	6,249	803,526
Coverage ratio (%)	0.13	3.87	18.16	0.66	0.10	4.31	19.38	0.42

The following table reconciles the provisions for ECL on loans and credit commitments for the Group.

Consolidated				Collectively	Individually
	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	2,631	422	3,053
Restatement for adoption of AASB 9	877	1,884	1,272	(2,631)	(422)	980
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	877	1,884	1,272	—	—	4,033
Transfers to Stage 1	1,458	(1,404)	(54)	—	—	—
Transfers to Stage 2	(242)	956	(714)	—	—	—
Transfers to Stage 3	(5)	(621)	626	—	—	—
Business activity during the year	179	(19)	(330)	—	—	(170)
Net remeasurement of provision for ECL	(1,385)	874	1,647	—	—	1,136
Write-offs	—	—	(1,154)	—	—	(1,154)
Exchange rate and other adjustments	2	4	62	—	—	68
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	884	1,674	1,355	—	—	3,913
Transfers to Stage 1	1,578	(1,528)	(50)	—	—	—
Transfers to Stage 2	(345)	1,161	(816)	—	—	—
Transfers to Stage 3	(7)	(955)	962	—	—	—
Business activity during the year	212	60	(77)	—	—	195
Net remeasurement of provision for ECL	(1,233)	2,474	1,915	—	—	3,156
Write-offs	—	—	(1,170)	—	—	(1,170)
Exchange rate and other adjustments	(5)	(11)	54	—	—	38
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	1,084	2,875	2,173	—	—	6,132

The provisions for ECL on loans and credit commitments can be further disaggregated into the following classes:

Consolidated				Collectively	Individually
Housing	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	385	97	482
Restatement for adoption of AASB 9	130	351	501	(385)	(97)	500
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	130	351	501	—	—	982
Transfers to Stage 1	343	(317)	(26)	—	—	—
Transfers to Stage 2	(38)	396	(358)	—	—	—
Transfers to Stage 3	—	(145)	145	—	—	—
Business activity during the year	17	(35)	(141)	—	—	(159)
Net remeasurement of provision for ECL	(289)	104	567	—	—	382
Write-offs	—	—	(119)	—	—	(119)
Exchange rate and other adjustments	—	—	22	—	—	22
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	163	354	591	—	—	1,108
Transfers to Stage 1	566	(542)	(24)	—	—	—
Transfers to Stage 2	(68)	472	(404)	—	—	—
Transfers to Stage 3	—	(276)	276	—	—	—
Business activity during the year	25	(53)	(142)	—	—	(170)
Net remeasurement of provision for ECL	(492)	798	772	—	—	1,078
Write-offs	—	—	(120)	—	—	(120)
Exchange rate and other adjustments	(2)	(6)	28	—	—	20
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	192	747	977	—	—	1,916

Consolidated				Collectively	Individually
Personal	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	761	3	764
Restatement for adoption of AASB 9	263	589	240	(761)	(3)	328
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	263	589	240	—	—	1,092
Transfers to Stage 1	849	(839)	(10)	—	—	—
Transfers to Stage 2	(148)	368	(220)	—	—	—
Transfers to Stage 3	(2)	(350)	352	—	—	—
Business activity during the year	62	(18)	(160)	—	—	(116)
Net remeasurement of provision for ECL	(757)	708	838	—	—	789
Write-offs	—	—	(822)	—	—	(822)
Exchange rate and other adjustments	1	1	30	—	—	32
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	268	459	248	—	—	975
Transfers to Stage 1	744	(732)	(12)	—	—	—
Transfers to Stage 2	(154)	368	(214)	—	—	—
Transfers to Stage 3	(1)	(342)	343	—	—	—
Business activity during the year	35	(37)	(50)	—	—	(52)
Net remeasurement of provision for ECL	(676)	694	617	—	—	635
Write-offs	—	—	(728)	—	—	(728)
Exchange rate and other adjustments	—	(2)	28	—	—	26
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	216	408	232	—	—	856

Consolidated				Collectively	Individually
Business	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	1,485	322	1,807
Restatement for adoption of AASB 9	484	944	531	(1,485)	(322)	152
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	484	944	531	—	—	1,959
Transfers to Stage 1	266	(248)	(18)	—	—	—
Transfers to Stage 2	(56)	192	(136)	—	—	—
Transfers to Stage 3	(3)	(126)	129	—	—	—
Business activity during the year	100	34	(29)	—	—	105
Net remeasurement of provision for ECL	(339)	62	242	—	—	(35)
Write-offs	—	—	(213)	—	—	(213)
Exchange rate and other adjustments	1	3	10	—	—	14
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	453	861	516	—	—	1,830
Transfers to Stage 1	268	(254)	(14)	—	—	—
Transfers to Stage 2	(123)	321	(198)	—	—	—
Transfers to Stage 3	(6)	(337)	343	—	—	—
Business activity during the year	152	150	115	—	—	417
Net remeasurement of provision for ECL	(65)	982	526	—	—	1,443
Write-offs	—	—	(322)	—	—	(322)
Exchange rate and other adjustments	(3)	(3)	(2)	—	—	(8)
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	676	1,720	964	—	—	3,360

The following table reconciles the provision for ECL on loans and credit commitments for the Parent Entity.

Parent Entity				Collectively	Individually
	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	2,238	375	2,613
Restatement for adoption of AASB 9	741	1,605	1,113	(2,238)	(375)	846
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	741	1,605	1,113	—	—	3,459
Transfers to Stage 1	1,191	(1,153)	(38)	—	—	—
Transfers to Stage 2	(220)	860	(640)	—	—	—
Transfers to Stage 3	(3)	(554)	557	—	—	—
Business activity during the year	168	7	(358)	—	—	(183)
Net remeasurement of provision for ECL	(1,130)	654	1,552	—	—	1,076
Write-offs	—	—	(1,023)	—	—	(1,023)
Exchange rate and other adjustments	—	1	48	—	—	49
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	747	1,420	1,211	—	—	3,378
Transfers to Stage 1	1,150	(1,125)	(25)	—	—	—
Transfers to Stage 2	(266)	930	(664)	—	—	—
Transfers to Stage 3	(6)	(773)	779	—	—	—
Business activity during the year	188	64	(45)	—	—	207
Net remeasurement of provision for ECL	(897)	1,880	1,672	—	—	2,655
Write-offs	—	—	(1,105)	—	—	(1,105)
Exchange rate and other adjustments	(3)	(6)	46	—	—	37
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	913	2,390	1,869	—	—	5,172

The provisions for ECL on loans and credit commitments can be further disaggregated into the following classes:

Parent Entity				Collectively	Individually
Housing	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	516	82	598
Restatement for adoption of AASB 9	105	334	402	(516)	(82)	243
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	105	334	402	—	—	841
Transfers to Stage 1	322	(302)	(20)	—	—	—
Transfers to Stage 2	(36)	386	(350)	—	—	—
Transfers to Stage 3	—	(141)	141	—	—	—
Business activity during the year	15	(33)	(127)	—	—	(145)
Net remeasurement of provision for ECL	(265)	91	606	—	—	432
Write-offs	—	—	(115)	—	—	(115)
Exchange rate and other adjustments	—	—	20	—	—	20
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	141	335	557	—	—	1,033
Transfers to Stage 1	376	(365)	(11)	—	—	—
Transfers to Stage 2	(44)	391	(347)	—	—	—
Transfers to Stage 3	—	(233)	233	—	—	—
Business activity during the year	19	(45)	(128)	—	—	(154)
Net remeasurement of provision for ECL	(343)	552	686	—	—	895
Write-offs	—	—	(111)	—	—	(111)
Exchange rate and other adjustments	—	—	25	—	—	25
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	149	635	904	—	—	1,688

Parent Entity				Collectively	Individually
Personal	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	524	3	527
Restatement for adoption of AASB 9	215	540	200	(524)	(3)	428
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	215	540	200	—	—	955
Transfers to Stage 1	635	(633)	(2)	—	—	—
Transfers to Stage 2	(138)	319	(181)	—	—	—
Transfers to Stage 3	(1)	(311)	312	—	—	—
Business activity during the year	62	(11)	(158)	—	—	(107)
Net remeasurement of provision for ECL	(544)	497	753	—	—	706
Write-offs	—	—	(733)	—	—	(733)
Exchange rate and other adjustments	—	—	22	—	—	22
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	229	401	213	—	—	843
Transfers to Stage 1	549	(547)	(2)	—	—	—
Transfers to Stage 2	(131)	313	(182)	—	—	—
Transfers to Stage 3	(1)	(307)	308	—	—	—
Business activity during the year	36	(31)	(43)	—	—	(38)
Net remeasurement of provision for ECL	(492)	503	573	—	—	584
Write-offs	—	—	(699)	—	—	(699)
Exchange rate and other adjustments	—	—	25	—	—	25
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	190	332	193	—	—	715

Parent Entity				Collectively	Individually
Business	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	1,198	290	1,488
Restatement for adoption of AASB 9	421	731	511	(1,198)	(290)	175
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	421	731	511	—	—	1,663
Transfers to Stage 1	234	(218)	(16)	—	—	—
Transfers to Stage 2	(46)	155	(109)	—	—	—
Transfers to Stage 3	(2)	(102)	104	—	—	—
Business activity during the year	91	51	(73)	—	—	69
Net remeasurement of provision for ECL	(321)	66	193	—	—	(62)
Write-offs	—	—	(175)	—	—	(175)
Exchange rate and other adjustments	—	1	6	—	—	7
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	377	684	441	—	—	1,502
Transfers to Stage 1	225	(213)	(12)	—	—	—
Transfers to Stage 2	(91)	226	(135)	—	—	—
Transfers to Stage 3	(5)	(233)	238	—	—	—
Business activity during the year	133	140	126	—	—	399
Net remeasurement of provision for ECL	(62)	825	413	—	—	1,176
Write-offs	—	—	(295)	—	—	(295)
Exchange rate and other adjustments	(3)	(6)	(4)	—	—	(13)
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	574	1,423	772	—	—	2,769

Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Loans and credit commitments:
Business activitiy during the year	195	(170)	207	(183)
Net remeasurement of provision for ECL	3,156	1,136	2,655	1,076
Impairment charges for debt securities at amortised cost	18	—	—	—
Impairment charges for debt securities at FVOCI	2	—	2	—
Recoveries	(193)	(172)	(173)	(143)
Impairment charges (Note 6)	3,178	794	2,691	750

Impact of Overlays on the provision for ECL

The following table attributes the breakup between modelled ECL and other economic overlays.

Where there is increased uncertainty regarding the required forward-looking economic conditions under AASB 9, or limitations of the historical data used to calibrate the models to current stressed environments, overlays are typically used to address areas of potential risk not captured in the underlying modelled ECL.

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Modelled provision for ECL	5,480	3,801	4,659	3,266
Overlays[1]	652	112	513	112
Total provision for ECL	6,132	3,913	5,172	3,378
1.	Included in 2020 is $577 million related to COVID-19.

Details of these changes, which are based on reasonable and supportable information up to the date of this report are provided below.

Modelled provision for ECL

The modelled provision for ECL is a probability weighted estimate based on three scenarios which together are representative of the Group’s view of the forward-looking distribution of potential loss outcomes. The increase in provisions as a result of changes in modelled ECL are reflected through the “net remeasurement of provision for ECL” line in the “movement in provision for ECL on loans and credit commitments” table.

The base case scenario uses current Westpac Economics forecasts and reflects the latest available macroeconomic view which shows a deterioration in the short term, with a subsequent recovery. The latest view considers both the economic and societal impacts of COVID-19, the Australian Government stimulus measures implemented to cushion the impacts, including the JobKeeper package and the New Zealand Government stimulus package. The Westpac Australian economics forecast assumes the following:

Key macroeconomic assumptions for base case scenario	30 September 2020	30 September 2019
Forecast growth of 2.5% for calendar
Annual GDP	year 2021	Growth of 2.5% over the next 12 months
Commercial property index	Forecast price contraction of 19.3% for	Reduction in the rate of growth of 1.1%
	calendar year 2021	over the next 12 months
Residential property prices	Forecast price contraction of 0.4% for	Return to positive growth of 1% over the
	calendar year 2021	next 12 months
Cash rate	Forecast to remain at 10 bps over	Reduction of 50 bps in the next
	calendar year 2021	12 months
Unemployment rate:
Australia	Forecast to peak at 7.9% (February	Increase to 5.6% over the next
	2021) and fall to 7.5% at December 2021	12 months
Forecast to peak at 7% (December
New Zealand	2020) and then fall to 6.4% at	Reduction of 50 bps in the next
	December 2021	12 months

The downside scenario is a more severe scenario with ECL higher than the base case scenario. The more severe loss outcome for the downside is generated under a recession scenario in which the combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate simultaneously impact ECL across all portfolios from the reporting date. The assumptions in this scenario and relativities to the base case scenario will be monitored having regard to the emerging economic conditions and updated where necessary. The upside scenario represents a modest improvement to the base case.

The following sensitivity table shows the reported provision for ECL based on the probability weighted scenarios and what the provision for ECL would be assuming a 100% weighting is applied to the base case scenario and to the downside scenario (with all other assumptions, including customer risk grades, held constant).

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Reported probability-weighted ECL	6,132	3,913	5,172	3,378
100% base case ECL	4,750	2,748	4,051	2,387
100% downside ECL	8,315	7,065	6,956	6,067

If 1% of the stage 1 gross exposure from loans and credit commitments (calculated on a 12 month ECL) was reflected in stage 2 (calculated on a lifetime ECL) the provision for ECL would increase by $296 million (2019: $236 million) for the Group and $266 million (2019: $209 million) for the Parent Entity based on applying the average provision coverage ratios by stage to the movement in the gross exposure by stage.

The following table indicates the weightings applied by the Group and Parent Entity:

Macroeconomic scenario weightings (%)	2020	2019
Upside	5.0	10.0
Base	55.0	62.5
Downside	40.0	27.5

The increase in weighting to the downside scenario since 30 September 2019 reflects the continuing uncertainty around the economic assumptions used in the base case and the asymmetric impact of downside tail risk on ECL. In particular, the current base case economic forecast indicates a relatively short and sharp economic impact followed by a subsequent recovery. There is a risk that the economic impacts of COVID-19 could be deeper or more prolonged which would result in higher credit losses than those modelled under the base case.

The COVID-19 pandemic is leading to material structural shifts in the behaviour of the economy and customers, and unprecedented actions by banks, governments and regulators in response. ECL models are expected to be subject to a higher than usual level of uncertainty during this period. In this environment there is a heightened need for the application of judgement in order to reflect these evolving relationships and risks.

This judgement has been applied in the form of the revision to scenario weightings and a COVID-19 overlay.

COVID-19 overlay

Where there is increased uncertainty regarding the required forward-looking economic conditions under AASB 9, or limitations of the historical data used to calibrate the models to current stressed environments, overlays are typically used to address areas of potential risk not captured in the underlying modelled ECL.

The COVID-19 pandemic has had, and continues to have, an impact on businesses around the world and the economic environments in which they operate. There also exists significant uncertainty regarding the duration and severity of COVID-19 impacts and the associated disruption to the economy and our customers. While the impacts on the broader economy are included in the assumptions used in the economic scenarios and the weightings applied to these scenarios, these general economy wide impacts may not fully reflect the specific impact on individual customers, and therefore the potential risk is not captured in the underlying modelled ECL. As overlays require the application of expert judgment, they are documented and subject to comprehensive internal governance and oversight.

The Group’s COVID-19 overlay as of September 2020 is $577 million, of which, $404 million relates to COVID-19 deferral packages.

The deferral of payments by customers in hardship arrangements is generally treated as an indication of a significant increase in credit risk (SICR) but the deferral of payments under the current COVID-19 support packages for mortgages, personal and business loans has not, in isolation, been treated as an indication of SICR. As highlighted by the IASB in its guidance document ‘IFRS 9 and COVID-19’ issued on 27 March 2020, in these changed circumstances it is not appropriate to apply previously established approaches to assessing significant increase in credit risk (‘SICR’) for payment holidays in a mechanistic manner.

These relief packages are available to customers who require assistance because of COVID-19 and who otherwise had up to date payment status prior to the onset of COVID-19. The relief packages allow for a deferral of payments for up to 6 months. During this period, the deferred interest will be capitalised and the deferred principal along with the capitalised interest, will be repaid over the remaining term of the loan. These packages have been designed to provide short-term cash flow support while the most significant COVID-19 restrictions are in place. A further extension allowing for up to an additional 4 month deferral up to 31 March 2021 has been announced. The extension will not be automatic and will require up-to-date financial information on each borrower to confirm that there is a reasonable prospect to repay the loan.

As the situation has evolved since March 2020, the Group has classified the deferral packages into different categories of risk. Each of these categories are assigned a corresponding AASB 9 staging level based on whether SICR is deemed to have occurred because of the increased likelihood of a risk of default. The group has identified a proportion of deferral packages as higher credit risk and has identified a SICR event to have occurred on these customers. An overlay estimation has been done on this base of customers.

We continue to monitor our lending portfolios closely and reassess our provisioning levels as the situation around COVID-19 evolves. At the cessation of the COVID-19 support packages, it is likely that some customers will move into general hardship arrangements (Stage 2). Exposures allocated to Stage 3 relies only on observable evidence of default.

Business lending (including institutional)

The business lending overlay relates to the increased credit risk relating to a portion of small business and transaction managed (<$10 million TCE) customers currently on COVID-19 relief packages or still to be reviewed.

Based on this judgement we have identified $2.4 billion for the Group and $1.3 billion for the Parent Entity of business portfolio exposures on which a lifetime ECL overlay has been determined. This has resulted in a  $223 million overlay for the Group and $140 million overlay for the Parent Entity for business lending exposures which is included in Stage 2 provision.

Retail lending

The retail lending overlay relates to the increased credit risk relating to a portion of housing and personal customers currently on COVID-19 relief packages. Customers with packages have been segmented into different categories of risk based on how these customers are expected to perform following the expiry of the package. Customers assessed to be high risk have been considered for an overlay estimation and a lifetime ECL overlay has been determined for these customers.

We have identified $7.5 billion for the Group and $5.7 billion for the Parent Entity of retail exposures on which a lifetime ECL overlay has been determined. This has resulted in a $354 million overlay for the Group and $298 million for the Parent entity which is included in Stage 2 provision.

The judgements and assumptions used in estimating the above overlays will be reviewed and refined as both the COVID-19 pandemic and portfolio evolves.

Impact of changes in credit exposures on the provision for ECL

•

Stage 1 exposures had a net decrease of $52.9 billion (2019: net increase of $7.6 billion) for the Group and $51.9 billion (2019: net increase of $4.1 billion) for the Parent Entity primarily driven by decreases in housing and business segments. The decrease is impacted by underlying balance reduction as well as an additional $31.3 billion transferred to Stage 2 to account for staging methodology changes and TCE associated with overlays. Stage 1 ECL has increased mainly from impacts from revised macro-economic forecasts and weightings.

•

Stage 2 credit exposures increased by $34.3 billion (2019: decreased by $2.1 billion) for both the Group and the Parent Entity mainly driven by increases from the business segment and the impact of the additional $31.3 billion transferred to Stage 2 to account for staging methodology changes and TCE associated with overlays. The Stage 2 underlying exposure increase has been driven by the business segment resulting from credit reviews in the portfolio. Stage 2 ECL has increased driven by the COVID 19 overlay, impacts from revised macro-economic forecasts/weightings and underlying increase in Stage 2 exposures.

•

Stage 3 credit exposures had a net increase of $4.5 billion (2019: $0.9 billion) for both the Group and the Parent Entity driven by net transfers to Stage 3 from Stage 1 and Stage 2 with the increase driven by the housing portfolio. The increase in Stage 3 exposures is in line with increase in 90 days past due for the home loan portfolio. Stage 3 ECL has increased in line with the increase in Stage 3 exposures.

COVID-19 deferral packages

The customers with deferral of payments under COVID-19 support packages for mortgages and business loans at 30 September 2020 is $35.6 billion. These loans and the related provision for ECL can be disaggregated as follows:

	Consolidated		Parent Entity
		Provision for ECL		Provision for ECL
$m	Gross loans	on loans	Gross loans	on loans
Housing loans
Stage 1	18,053	(17)	14,970	(11)
Stage 2	11,811	(371)	10,779	(339)
Stage 3	93	(12)	46	(4)
Total housing loans	29,957	(400)	25,795	(354)
Personal loans
Stage 1	275	(8)	243	(7)
Stage 2	145	(60)	120	(51)
Stage 3	6	(5)	3	(2)
Total personal loans	426	(73)	366	(60)
Business loans
Stage 1	3,147	(17)	2,846	(17)
Stage 2	1,993	(181)	1,839	(179)
Stage 3	101	(19)	78	(12)
Total business loans	5,241	(217)	4,763	(208)
Total loans
Stage 1	21,475	(42)	18,059	(35)
Stage 2	13,949	(612)	12,738	(569)
Stage 3	200	(36)	127	(18)
Total loans	35,624	(690)	30,924	(622)

If the balance of COVID support packages in Stage 1 moved to Stage 2 the Group estimates that the provision for ECL would increase by $0.9  billion for the Group and $0.8 billion for the parent entity.

The COVID-19 support packages provided to customers who were in Stage 2/3 at the time of the modification was $4 billion, of which $0.7 billion have moved to Stage 1.

Investment Securities – debt securities

The following table reconciles the provision for ECL on debt securities.

			Total
		Debt	investment
	Debt	securities at	securities -
	securities at	amortised	debt
$m	FVOCI[1]	cost	securities
Consolidated
Provision for impairment charges as at 30 September 2018	—	—	—
Restatement for adoption of AASB 9	2	9	11
Restated provision for ECL on investment securities - debt securities as at 1 October 2018	2	9	11
Stage 1 - change in the provision during the year	—	—	—
Total provision for ECL on investment securities - debt securities as at 30 September 2019	2	9	11
Stage 1 - change in the provision during the year	2	(9)	(7)
Stage 2 - change in the provision during the year	—	27	27
Total provision for ECL on investment securities - debt securities as at 30 September 2020	4	27	31
Parent Entity
Provision for impairment charges as at 30 September 2018	—	—	—
Restatement for adoption of AASB 9	2	—	2
Restated provision for ECL on investment securities - debt securities as at 1 October 2018	2	—	2
Stage 1 - change in the provision during the year	—	—	—
Total provision for ECL on investment securities - debt securities as at 30 September 2019	2	—	2
Stage 1 - change in the provision during the year	2	—	2
Stage 2 - change in the provision during the year	—	—	—
Total provision for ECL on investment securities - debt securities as at 30 September 2020	4	—	4

As 2018 comparatives were not restated for the Group’s adoption of AASB 9 in 2019, the following table reconciles the provisions for impairment charges on loans and credit commitments based on the requirements of AASB 139.

Consolidated
$m	2018
Individually assessed provisions
Balance as at beginning of year	480
Provisions raised	371
Write-backs	(150)
Write-offs	(269)
Interest adjustment	(11)
Other adjustments	1
Balance as at end of year	422
Collectively assessed provisions
Balance as at beginning of year	2,639
Provisions raised	668
Write-offs	(858)
Interest adjustment	179
Other adjustments	3
Balance as at end of year	2,631
Total provisions for impairment charges on loans and credit commitments	3,053
Less provision for credit commitments (refer to Note 27)	(239)
Total provision for impairment charges on loans	2,814
1.

Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in OCI (refer to Note 28). There is no reduction of the carrying value of the debt securities which remain at fair value (refer to Note 11).

The following table presents provisions for ECL (as at 30 September 2020 and 2019) and provision for impairment charges (as at 30 September 2018, 2017 and 2016) on loans and credit commitments by industry classification:

Consolidated	2020		2019		2018		2017		2016
	$m	%	$m	%	$m	%	$m	%	$m	%
Australia
Accommodation, cafes and restaurants	222	3.6	75	1.9	62	2.0	67	2.1	95	2.7
Agriculture, forestry and fishing	153	2.5	93	2.4	69	2.3	59	1.9	74	2.1
Construction	268	4.4	148	3.8	93	3.0	86	2.8	86	2.4
Finance and insurance	104	1.7	55	1.4	67	2.2	53	1.7	131	3.7
Manufacturing	193	3.1	111	2.8	196	6.4	164	5.3	278	7.7
Mining	67	1.1	36	0.9	91	3.0	131	4.2	246	6.8
Property	378	6.2	216	5.5	204	6.7	240	7.7	287	8.0
Property services and business services	394	6.4	230	5.9	128	4.2	155	5.0	216	6.0
Services	289	4.7	175	4.5	137	4.5	126	4.0	116	3.2
Trade	394	6.4	242	6.2	199	6.5	183	5.9	213	5.9
Transport and storage	188	3.1	109	2.8	79	2.6	92	2.9	73	2.0
Utilities	34	0.6	17	0.4	13	0.4	15	0.5	9	0.2
Retail lending	2,396	39.1	1,890	48.3	1,200	39.3	1,229	39.4	1,102	30.6
Other	191	3.1	109	2.8	106	3.5	92	2.9	138	3.8
Total Australia	5,271	86.0	3,506	89.6	2,644	86.6	2,692	86.3	3,064	85.1
New Zealand
Accommodation, cafes and restaurants	4	0.1	2	0.1	3	0.1	2	0.1	2	0.1
Agriculture, forestry and fishing	110	1.8	67	1.7	77	2.5	93	3.0	120	3.3
Construction	12	0.2	9	0.2	16	0.5	9	0.3	9	0.2
Finance and insurance	2	—	2	0.1	3	0.1	3	0.1	4	0.1
Manufacturing	45	0.7	14	0.4	26	0.9	24	0.8	53	1.5
Mining	—	—	—	—	1	—	1	—	15	0.4
Property	34	0.6	20	0.5	27	0.9	38	1.2	52	1.4
Property services and business services	7	0.1	5	0.1	8	0.2	11	0.3	21	0.6
Services	13	0.2	9	0.2	9	0.3	14	0.4	13	0.4
Trade	16	0.3	15	0.4	21	0.7	17	0.5	18	0.5
Transport and storage	4	0.1	3	0.1	5	0.2	5	0.2	7	0.2
Utilities	2	-	1	—	2	0.1	3	0.1	4	0.1
Retail lending	352	5.7	173	4.4	130	4.3	130	4.2	125	3.5
Other	8	0.1	7	0.2	1	—	—	—	2	0.1
Total New Zealand	609	9.9	327	8.4	329	10.8	350	11.2	445	12.4
Total other overseas	252	4.1	80	2.0	80	2.6	77	2.5	93	2.5
Total provisions for ECL/
Impairment charges on loans and
credit commitments	6,132	100.0	3,913	100.0	3,053	100.0	3,119	100.0	3,602	100.0

The following table shows details of loan write-offs by industry classifications for the past five years:

Consolidated
$m	2020	2019	2018	2017	2016
Australia
Accommodation, cafes and restaurants	(6)	(12)	(14)	(38)	(17)
Agriculture, forestry and fishing	(13)	(4)	(12)	(10)	(12)
Construction	(16)	(13)	(23)	(30)	(20)
Finance and insurance	(2)	(4)	(4)	(6)	(13)
Manufacturing	(14)	(12)	(12)	(105)	(21)
Mining	(4)	(1)	(14)	(46)	(18)
Property	(49)	(31)	(39)	(76)	(44)
Property services and business services	(16)	(24)	(44)	(203)	(43)
Services	(6)	(7)	(24)	(97)	(36)
Trade	(11)	(62)	(56)	(59)	(30)
Transport and storage	(18)	(14)	(17)	(17)	(48)
Utilities	(4)	(1)	(1)	—	(1)
Retail lending	(873)	(903)	(793)	(898)	(803)
Other	(4)	(10)	(5)	(17)	(13)
Total Australia	(1,036)	(1,098)	(1,058)	(1,602)	(1,119)
New Zealand
Accommodation, cafes and restaurants	—	—	—	—	—
Agriculture, forestry and fishing	—	(2)	—	—	(1)
Construction	—	—	(1)	(1)	(1)
Finance and insurance	—	—	—	—	—
Manufacturing	—	—	—	—	—
Mining	—	—	—	—	—
Property	(4)	—	(13)	(2)	(10)
Property services and business services	—	—	—	—	(2)
Services	—	—	(1)	—	—
Trade	(1)	(2)	(1)	(1)	(1)
Transport and storage	—	—	—	—	—
Utilities	—	—	—	—	—
Retail lending	(31)	(50)	(53)	(49)	(51)
Other	—	—	—	—	(1)
Total New Zealand	(36)	(54)	(69)	(53)	(67)
Total other overseas	(98)	(2)	—	(1)	(3)
Total write-offs	(1,170)	(1,154)	(1,127)	(1,656)	(1,189)

Write-offs still under enforcement activity

The amount of current year write-offs which remain subject to enforcement activity was $1,127 million (2019: $1,093 million) for the Group and $1,062 million (2019: $962 million) for the Parent Entity.

The following table shows details of recoveries of loans by industry classifications for the past five years:

Consolidated
$m	2020	2019	2018	2017	2016
Australia
Accommodation, cafes and restaurants	1	—	1	3	—
Agriculture, forestry and fishing	1	—	—	—	—
Construction	4	1	1	2	1
Finance and insurance	2	—	1	1	34
Manufacturing	1	1	—	2	1
Mining	—	—	1	1	—
Property	3	8	7	10	3
Property services and business services	2	1	1	3	2
Services	1	—	1	—	2
Trade	5	2	2	3	1
Transport and storage	1	1	1	1	1
Utilities	—	—	—	—	—
Retail lending	157	135	139	118	84
Other	—	5	—	5	2
Total Australia	178	154	155	149	131
Total New Zealand	15	18	24	19	6
Total other overseas	—	—	—	—	—
Total recoveries	193	172	179	168	137
Total write-offs	(1,170)	(1,154)	(1,127)	(1,656)	(1,189)
Net write-offs and recoveries	(977)	(982)	(948)	(1,488)	(1,052)